State Farm Bond Fund
BOND FUND
Investment Objective:
The Bond Fund (the “Fund”) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Bond Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.58%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Bond Fund	59	186	324	726

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC” or the “Manager”) has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:
  Corporate Debt Securities:    investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities
  U.S. Government Debt Securities:    securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities
  Foreign Government Debt Securities:    investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars
  Asset Backed and Mortgage Backed Securities:    investment grade securities backed by mortgages, consumer loans and other assets
  Other Issuer Debt Securities:    the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.
The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the FDIC or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk.    The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk.    The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Prepayment and Extension Risk.    The risk that homeowners or consumers may alter the pace of repayment on their mortgage or consumer loans, which may affect the yield of mortgage-or asset-backed securities that are backed by such loans.
  Credit Risk.    The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.
  High Yield, High Risk Securities.    Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.
  Liquidity Risk.    The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
  Income Risk.    The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.
You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 5.16%, during the second quarter of 2009. Worst quarter: -2.54%, during the second quarter of 2013.
The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2013. The Barclays Capital Government/Credit Intermediate Index includes U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least $250 million.
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns	1 Year	5 Year	10 Year
State Farm Bond Fund	(2.06%)	5.05%	4.02%
State Farm Bond Fund Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.)	(0.86%)	3.96%	4.09%